SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 15, 2014
Offering Date		Dec. 11, 2015
Marketing Expense	$ 171,030	$ 390,294
Third Party Vendor [Member]
Product Information [Line Items]
Accounts Payable and Accrued Liabilities	$ 0	$ 0
Supplier Concentration Risk [Member] | Purchased [Member] | Third Party Vendor [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful life		5 years
Maximum [Member]
Product Information [Line Items]
Estimated useful life		7 years
26 Investors [Member]
Product Information [Line Items]
Investors, price per share		$ 0.80
Invested fair value		$ 60,000
Common Stock [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Other	217,763
Stock Redeemed or Called During Period, Shares		112,500
Warrant [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Other		6,250